Other Financial Liabilities - Summary of secured and unsecured bonds by currency and maturity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	$ 696,692,000	$ 435,644,000
Non-Current Bonds, Maturities	4,512,487,000	3,842,239,000
Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	8,274,000	8,897,000
Non-Current Bonds, Maturities	19,500,000	29,709,000
Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	25,059,000	25,059,000
Non-Current Bonds, Maturities	772,104,000	822,222,000
Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	87,211,000	24,997,000
Non-Current Bonds, Maturities	476,797,000	539,295,000
Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	9,398,000	11,907,000
Non-Current Bonds, Maturities	25,410,000	35,011,000
Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	340,815,000	296,648,000
Non-Current Bonds, Maturities	1,732,363,000	2,019,175,000
Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	225,935,000	68,136,000
Non-Current Bonds, Maturities	$ 1,486,313,000	$ 396,827,000
Secured And Unsecured Bonds [Member] | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.75%	5.75%
Secured And Unsecured Bonds [Member] | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.30%	5.30%
Secured And Unsecured Bonds [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.34%	6.30%
Secured And Unsecured Bonds [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.64%	6.59%
Secured And Unsecured Bonds [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%	8.69%
Secured And Unsecured Bonds [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.91%	6.94%
One to three months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	$ 289,049.00	$ 64,838,000
One to three months [Member] | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	571.00	662,000
One to three months [Member] | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	6,265.00	6,265,000
One to three months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	12,238.00	6,248,000
One to three months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	8,513.00	10,517,000
One to three months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	199,799.00	34,835,000
One to three months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	61,663.00	6,311,000
Three to twelve months [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	407,643,000	370,806,000
Three to twelve months [Member] | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	7,703,000	8,235,000
Three to twelve months [Member] | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	18,794,000	18,794,000
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	74,973,000	18,749,000
Three to twelve months [Member] | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	885,000	1,390,000
Three to twelve months [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	141,016,000	261,813,000
Three to twelve months [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	164,272,000	61,825,000
Year 2
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	588,099,000
Year 2 | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	8,011,000
Year 2 | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059,000
Year 2 | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	59,512,000
Year 2 | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	11,039,000
Year 2 | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	200,620,000
Year 2 | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	283,858,000
Year 2 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		518,155,000
Year 2 | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		8,724,000
Year 2 | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		25,059,000
Year 2 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		89,204,000
Year 2 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		9,435,000
Year 2 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		364,584,000
Year 2 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		21,149,000
Year 3 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	805,181,000	518,263,000
Year 3 | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	7,732,000	8,541,000
Year 3 | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059,000	25,059,000
Year 3 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	47,306,000	60,357,000
Year 3 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	617,000	11,071,000
Year 3 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	385,414,000	210,708,000
Year 3 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	339,053,000	202,527,000
Year 4 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	683,287,000	558,555,000
Year 4 | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	3,757,000	8,347,000
Year 4 | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059,000	25,059,000
Year 4 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	50,068,000	47,647,000
Year 4 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	617,000	636,000
Year 4 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	329,556,000	414,025,000
Year 4 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	274,230,000	62,841,000
Year 5 | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	600,656,000	492,666
Year 5 | Undiscounted Cash Flow | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		4,097
Year 5 | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059,000	25,059
Year 5 | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	61,039,000	50,524
Year 5 | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	617,000	636
Year 5 | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	191,919,000	352,720
Year 5 | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	322,022,000	59,630
More than five years | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	1,835,264,000	1,754,600,000
More than five years | Undiscounted Cash Flow | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	671,868,000	721,986,000
More than five years | Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	258,872,000	291,563,000
More than five years | Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	12,520,000	13,233,000
More than five years | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	624,854,000	677,138,000
More than five years | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	$ 267,150,000	$ 50,680,000